Investment property	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about investment property [abstract]
Investment property
7.
Investment property
(a)
This caption is made up as follows:

	2025	2024	Acquisition or construction year	Valuation methodology (f) 2025 / 2024
	S/(000)	S/(000)
Land (i)
San Isidro – Lima	282,247	279,775	2009	Appraisal
Pardo (Vivanda) (d)	127,278	68,200	2021	Appraisal / Cost
San Martín de Porres – Lima	86,084	80,389	2015	Appraisal
Nuevo Chimbote	38,133	37,382	2021	Appraisal
Ate Vitarte – Lima	33,621	32,195	2006	Appraisal
Santa Clara – Lima	28,907	28,613	2017	Appraisal
Others	34,456	33,982	-	Appraisal / Cost
	630,726	560,536
Completed investment property - “Real Plaza” shopping malls (i)
Talara	27,063	26,720	2015	DCF
Buildings (i)
Orquídeas - San Isidro - Lima, Note 3.4(o)	160,093	150,718	2017	DCF
Ate Vitarte – Lima	155,275	133,768	2006	DCF
Chorrillos – Lima	110,166	95,849	2017	DCF
Piura	105,108	94,907	2020	DCF
Paseo del Bosque	100,392	100,023	2021	DCF
Chimbote	55,577	48,690	2015	DCF
Maestro – Huancayo	40,309	35,004	2017	DCF
Cuzco	35,895	29,843	2017	DCF
Panorama – Lima	25,886	22,474	2016	DCF
Others	94,125	83,256	-	DCF / Appraisal
	882,826	794,532

Total	1,540,615	1,381,788

DCF: Discounted cash flow

(i) Investment property portfolio has been classified by the Group as Level 3. During 2025 and 2024, there were no transfers between levels of hierarchy, see Note 3.4(w).

(ii) As of December 31, 2025 and 2024, there are no liens on investment property.

(b)
The net gain on investment properties as of December 31, 2025, 2024 and 2023, consists of the following:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Gain on valuation of investment property	101,104	60,260	7,111
Income from rental of investment property	81,484	71,080	65,961
Loss on sale (e)	-	(3,176)	-
Total	182,588	128,164	73,072

(c)
The movement of investment property for the years ended December 31, 2025, 2024 and 2023, is as follows:

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Beginning of year balances	1,381,788	1,298,892	1,287,717
Additions (d)	62,723	61,812	16,903
Sales (e)	-	(39,176)	-
Valuation gain	101,104	60,260	7,111
Net transfers, Note 3.4(n)	(5,000)	-	(12,839)
End of year balances	1,540,615	1,381,788	1,298,892

(d)
During 2025 and 2024, the main additions correspond to disbursements associated with the “Pardo (Vivanda)” building, which was purchased in its entirety from a related party, in cash.

(e)
During 2024, Interseguro sold, for cash and at market value, a land located in Piura to a related entity. The loss generated by this sale amounted to S/3,176,000, and was recorded in the caption “Net gain from investment properties” in the consolidated income statement.

(f)
Fair value measurement – Investment property and investment property under construction

Valuation techniques -

The discounted cash flow (“DCF”) method is used for completed shopping malls, buildings and investment property built on land leases and owned lands.

This method involves the projection of a series of periodic cash flows at present value through a discount rate. The periodic calculation of the cash flows is normally determined as rental income net of operating expenses. The series of periodic net operating income, together with an estimation of the terminal value (which uses the traditional valuation method) at the end of the projection period, is discounted at present value. The sum of the net current values is equal to the investment property’s fair value.

The fair value of land is determined based on the value assigned by an external appraiser. The external appraiser uses the market comparable method. Under this method, a property’s fair value is estimated based on comparable transactions.

The unit of comparison applied by the Group is the price per square meter. Following are the minimum ranges, maximum ranges and the average price for the main lands, before any adjustment:

	Minimum range	Maximum range	Average
	US$ per m2	US$ per m2	US$ per m2
San Isidro – Lima	4,505	8,098	5,722
Miraflores – Lima	4,540	5,318	5,041
San Martin de Porres – Lima	1,247	1,561	1,402
Ate Vitarte - Lima	1,200	1,648	1,428

Main assumptions

Below is a brief description of the assumptions considered in the determination of cash flows as of December 31, 2025 and 2024:

-
ERV (Estimated Rental Value) -

Corresponds to the Estimated Rental Value, that is, the rent amount under which the space could be rented considering the prevailing market conditions at the valuation date.

-
Long-term inflation -

It is the increase in the general level of prices expected in Peru for the long term.

-
Long-term occupancy rate -

It is the expected occupancy level of lessees in the leased properties.

-
Average growth rate of rental income -

It is the rate that expresses the rental income growth and includes growth factors of the industry, inflation rates, stable exchange rate, per capita income and increasing expenses.

-
Average Net Operating Income (NOI) margin -

It is projected from the rental income from leasable areas, by property and marketing income, minus costs related to administration fees, other administrative expenses, insurance, taxes and other expenses.

-
Discount rate -

It reflects the current market risk and the uncertainty associated with obtaining cash flows.

The main assumptions used in the valuation and estimation of the market value of investment property are detailed below:

	US$ / Percentage
	2025	2024
Average ERV	US$164.9	US$144.3
Long-term inflation	2.7%	3.0%
Long-term occupancy rate	97.5%	97.5%
Average growth rate of rental income	2.4%	2.5%
Average NOI margin	94.4%	93.6%
Discount rate	8.4%	9.3%

Sensitivity analysis -

The sensitivity analysis on the valuation of investment property, against changes in factors deemed relevant by Management, is presented below:

		2025	2024
		S/(000)	S/(000)
Average growth rate of rental income (basis) -
Increase	+0.25%	22,842	3,839
Decrease	-0.25%	(21,966)	(3,837)
Long-term inflation (basis) -
Increase	+0.25%	20,633	15,836
Decrease	-0.25%	(19,874)	(15,404)
Discount rate (basis) -
Increase	+0.5%	(70,400)	(56,868)
Decrease	-0.5%	83,611	66,193

Likewise, a significant increase (decrease) in the price per square meter of the land lots could result in a significantly higher (lower) fair value measurement.

(g)
Below are the nominal amounts of the future minimum fixed rental income of the Group’s investment property (operating leases):

	2025	2024
Year	S/(000)	S/(000)
Within 1 year	73,351	72,831
After 1 year but not more than 5 years	221,826	249,668
Over 5 years	653,610	750,179
Total	948,787	1,072,678

The minimum rental income is computed considering a period between 20 and 25 years as of December 31, 2025 (between 20 and 26 years as of December 31, 2024).